Commitments and contingent liabilities - Standby Letters of Credits by Investment Grade (Details) - Standby letters of credit	Dec. 31, 2024	Dec. 31, 2023
Investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	67.00%	74.00%
Non-investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	33.00%	26.00%